Exhibit 99.1

Volkswagen Auto Lease Trust 2014-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-30-2014	PAGE 1

A.	DATES

					Begin	End	# days
1	Determination Date					9/18/2014
2	Payment Date					9/22/2014
3	Collection Period				7/27/2014	8/30/2014	35
4	Monthly Interest Period-Actual				8/20/2014	9/21/2014	33
5	Monthly Interest- Scheduled						30

B.	SUMMARY

		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	263,000,000.00	—	—	—	—	—
7	Class A-2-A Fixed Notes	325,000,000.00	318,156,526.82	—	22,151,351.90	296,005,174.92	0.9107852
8	Class A-2-B Floating Notes	381,000,000.00	372,977,343.74	—	25,968,200.22	347,009,143.52	0.9107852
9	Class A-3 Notes	426,000,000.00	426,000,000.00	—	—	426,000,000.00	1.0000000
10	Class A-4 Notes	104,000,000.00	104,000,000.00	—	—	104,000,000.00	1.0000000

10	Equals: Total Securities	$1,499,000,000.00	$1,221,133,870.56	$—	$48,119,552.12	$1,173,014,318.44

11	Overcollateralization	269,948,825.63	296,298,928.29			296,298,928.29

12	Total Securitization Value	$1,768,948,825.63	$1,517,432,798.85			$1,469,313,246.73

13	NPV Lease Payments Receivable	765,853,915.91	553,596,902.17			519,993,475.03
14	NPV Base Residual	1,003,094,909.72	963,835,896.68			949,319,771.70

			Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes		0.20000%	—	—	—	—
16	Class A-2-A Fixed Notes		0.52000%	137,867.83	0.4242087	22,289,219.73	68.5822146
17	Class A-2-B Floating Notes		0.36550%	124,962.95	0.3279867	26,093,163.17	68.4859926
18	Class A-3 Notes		0.80000%	284,000.00	0.6666667	284,000.00	0.6666667
19	Class A-4 Notes		0.99000%	85,800.00	0.8250000	85,800.00	0.8250000

	Equals: Total Securities			632,630.78		48,752,182.90

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received						31,280,022.11
20	Pull Ahead Waived Payments						56,398.09
21	Sales Proceeds - Early Terminations						20,378,334.89
22	Sales Proceeds - Scheduled Terminations						7,277,765.35
23	Security Deposits for Terminated Accounts						13,327.00
24	Excess Wear and Tear Received						24,224.55
25	Excess Mileage Charges Received						46,187.72
26	Other Recoveries Received						1,495.76

27	Subtotal: Total Collections						59,077,755.47

28	Repurchase Payments						—
29	Postmaturity Term Extension						—
30	Investment Earnings on Collection Account						1,871.83

31	Total Available Funds, prior to Servicer Advances						59,079,627.30

32	Servicer Advance						—

33	Total Available Funds						59,079,627.30

34	Reserve Account Draw						—

35	Available for Distribution						59,079,627.30

Volkswagen Auto Lease Trust 2014-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-30-2014	PAGE 2

D.	DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		1,264,527.33
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		632,630.78
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	57,177,469.19
49	Regular Principal Distribution Amount	48,119,552.12
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)		48,119,552.12
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		9,057,917.07

E.	CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. of Collection Period)		1,221,133,870.56
55	Less: Aggregate Securitization Value (End of Collection Period)		(1,469,313,246.73)

56	First Priority Principal Distribution Amount (not less than zero)		—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. of Collection Period)		1,221,133,870.56
59	Less: First Priority Principal Distribution Amount		—
60	Less: Targeted Note Balance		(1,173,014,318.44)

61	Regular Principal Distribution Amount (not less than zero)		48,119,552.12

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)		1,469,313,246.73
64	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(296,298,928.29)

65	Targeted Note Balance		1,173,014,318.44

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)		59,079,627.30
68	Less: Payment Date Advance Reimbursement (Item 80)		—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)		1,264,527.33
70	Less: Administration Fees Paid (Item 42, 43 and 44)		5,000.00
71	Less: Interest Paid to Noteholders (Item 45)		632,630.78
72	Less: 1st Priority Principal Distribution (Item 56)		—

73	Equals: Remaining Available Funds before Servicer Advance (If<0, Available Funds Shortfall)		57,177,469.19
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73>0)		N/A

75	Servicer Advance (If Item 73>0, lesser of Item 74 and absolute value of Item 73, else 0)		—

76	Total Available Funds after Servicer (Item 73 plus Item 74)		57,177,469.19

77	Reserve Account Draw Amount (If Item 76 is <0, Lesser of the Reserve Account Balance and Item 76)		—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance		—
80	Payment Date Advance Reimbursement		—
81	Additional Payment Advances for current period		—

82	Ending Balance of Payment Advance		—

Volkswagen Auto Lease Trust 2014-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-30-2014	PAGE 3

F.	RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance				8,844,744.13
85	Initial Reserve Account Balance				8,844,744.13

86	Beginning Reserve Account Balance				8,844,744.13
87	Plus: Net Investment Income for the Collection Period				226.16

88	Subtotal: Reserve Fund Available for Distribution				8,844,970.29
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)				—
90	Less: Reserve Account Draw Amount (Item 77)				—

91	Subtotal: Reserve Account Balance				8,844,970.29
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)				226.16

93	Equals: Ending Reserve Account Balance				8,844,744.13

94	Change in Reserve Account Balance from Immediately Preceding Payment Date				—

				Units	Amounts
95	Current Period Net Residual Losses:
96	Aggregate Securitization Value for Scheduled Terminated Units			448	6,949,786.23
97	Less: Aggregate Sales Proceeds and Other Collections for Current Month Scheduled Terminated Units				(7,272,201.45)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units				(350.00)
99	Less: Excess Wear and Tear Received				(24,224.55)
100	Less: Excess Mileage Received				(46,187.72)

101	Current Period Net Residual Losses/(Gains)			448	(393,177.49)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses			535	(815,593.23)
104	Current Period Net Residual Losses (Item 101)			448	(393,177.49)

105	Ending Cumulative Net Residual Losses			983	(1,208,770.72)

106	CumulativeNet Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value				-0.07%

G.	POOL STATISTICS

				Initial	Current
107	Collateral Pool Balance Data
108	Aggregate Securitization Value			1,768,948,826	1,469,313,247
109	Aggregate Base Residual Value			1,179,997,811	1,071,025,625
110	Number of Current Contracts			68,943	62,307
111	Weighted Average Lease Rate			2.78%	2.69%
112	Average Remaining Term			29.3	20.9
113	Average Original Term			39.2	39.3
114	Proportion of Base Prepayment Assumption Realized				—%
115	Actual Monthly Prepayment Speed				—%
116	Turn-in Ratio on Scheduled Terminations				87.95%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance - Beginning of Period		63,605	1,687,177,759	1,517,432,799
118	Depreciation/Payments			(23,643,348)	(22,083,070)
119	Gross Credit Losses		(24)	(604,375)	(608,594)
120	Early Terminations - Regular		(735)	(19,003,427)	(17,341,618)
121	Early Terminations - Lease Pull Aheads		(91)	(1,241,365)	(1,136,484)
122	Scheduled Terminations - Purchased by Customer	874,991	(54)	(874,104)	(829,653)
123	Scheduled Terminations - Sold at Auction	657,600	(50)	(770,461)	(716,453)
124	Scheduled Terminations - Purchased by Dealer	5,750,527	(344)	(5,788,955)	(5,403,680)

125	Pool Balance - End of Period		62,307	1,635,251,726	1,469,313,247

			Units	Securitization Value	Percentage
126	Delinquencies Aging Profile - End of Period
127	Current		61,898	1,460,087,506.82	99.37%
128	31 - 90 Days Delinquent		359	8,032,002.69	0.55%
129	91+ Days Delinquent		50	1,193,737.22	0.08%

130	Total		62,307	1,469,313,246.73	100.00%

Volkswagen Auto Lease Trust 2014-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-30-2014	PAGE 4

		Units	Amounts
131	Credit Losses:
132	Aggregate Securitization Value on charged-off units	24	608,594
133	Aggregate Liquidation Proceeds on charged-off units		(288,577)
134	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations		—
135	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations		—
136	Recoveries on charged-off units		(1,496)

137	Current Period Aggregate Net Credit Losses/(Gains)	24	318,520

138	Cumulative Net Credit Losses:
139	Beginning Cumulative Net Credit Losses	79	687,947
140	Current Period Net Credit Losses (Item 137)	24	318,520

141	Ending Cumulative Net Credit Losses	103	1,006,467

142	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.06%

143	Aging of Scheduled Maturities Not Sold		Units
144	0- 60 Days since Contract Maturity		213
145	61 - 120 Days since Contract Maturity		1
146	121+ Days since Contract Maturity		1

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2014-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-30-2014	PAGE 5

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
10/20/2014	29,977,168
11/20/2014	31,226,217
12/20/2014	31,731,217
01/20/2015	34,723,428
02/20/2015	30,273,965
03/20/2015	29,411,166
04/20/2015	31,864,884
05/20/2015	33,987,013
06/20/2015	37,223,257
07/20/2015	38,284,418
08/20/2015	46,580,433
09/20/2015	52,409,893
10/20/2015	60,255,024
11/20/2015	62,383,597
12/20/2015	52,479,307
01/20/2016	53,491,025
02/20/2016	32,423,052
03/20/2016	37,065,431
04/20/2016	61,339,708
05/20/2016	65,607,680
06/20/2016	65,112,604
07/20/2016	62,409,211
08/20/2016	67,612,807
09/20/2016	59,088,569
10/20/2016	66,925,170
11/20/2016	66,151,418
12/20/2016	60,899,277
01/20/2017	22,984,737
02/20/2017	12,018,830
03/20/2017	9,778,911
04/20/2017	25,582,386
05/20/2017	27,681,161
06/20/2017	25,397,224
07/20/2017	16,743,554
08/20/2017	8,549,816
09/20/2017	6,478,636
10/20/2017	5,859,257
11/20/2017	4,878,192
12/20/2017	2,332,991
01/20/2018	90,611

Total:	1,469,313,247

Volkswagen Auto Lease Trust 2014-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 08-30-2014	PAGE 6

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a) each collection period is a calendar month rather than a fiscal month,

(b) timely receipt of all monthly rental payments and sales proceeds,

(c) no credit or residual losses and

(d) no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month